Long-Term Debt - Additional Information (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)	Mar. 31, 2015 USD ($)
Debt Instrument [Line Items]
Other long term debt, debt raised during the year	₨ 99,257.6	₨ 144,041.9
Other long-term debt	282,085.4	220,478.1	$ 4,527.1
Lower tier II capital
Debt Instrument [Line Items]
Subordinated debt, debt raised during the year qualifying for Tier II capital under RBI regulatory guidelines	5,000.0	2,300.0
Foreign currency borrowings
Debt Instrument [Line Items]
Other long-term debt	125,397.6	129,708.4
Local currency borrowings
Debt Instrument [Line Items]
Other long-term debt	₨ 156,687.8	₨ 90,769.7